Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2015
Registrant Name	EATON VANCE SPECIAL INVESTMENT TRUST
Central Index Key	0000031266
Amendment Flag	false
Document Creation Date	Aug. 25, 2016
Document Effective Date	Aug. 25, 2016
Prospectus Date	Aug. 01, 2016
Eaton Vance Greater India Fund | Class A
Risk/Return:
Trading Symbol	ETGIX
Eaton Vance Greater India Fund | Class B
Risk/Return:
Trading Symbol	EMGIX
Eaton Vance Greater India Fund | Class C
Risk/Return:
Trading Symbol	ECGIX
Eaton Vance Greater India Fund | Class I
Risk/Return:
Trading Symbol	EGIIX